SHARE-BASED COMPENSATION (Details Narrative) - USD ($)											6 Months Ended			12 Months Ended
	Feb. 22, 2024	Oct. 03, 2023	Oct. 02, 2023	Aug. 03, 2023	Aug. 02, 2023	May 31, 2023	Jul. 01, 2022	Jun. 28, 2022	Jun. 23, 2021	Jun. 23, 2020	Mar. 31, 2024		Mar. 31, 2023	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021	Mar. 09, 2024	Dec. 11, 2019
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, value														$ 218,304
Share based compensation																		$ 422,221
Common Stock, Par or Stated Value Per Share														$ 0.001		$ 0.001			$ 0.001	$ 0.0001
Exercisable per share											$ 0.10	[1]		$ 0.10	[1],[2]	$ 0.10	[2]
Number of shares granted options to purchase											10,728	[1]		5,785	[2]
Share based compensation											$ 1,009,836		$ 35,000
Exercisable, value																$ 141
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation											$ 1,009,836		$ 35,000	$ 131,092		$ 170,883		$ 44,910
Consultant [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, shares										63,333
Number of stock issued, services, value										$ 633,333
Consultant [Member] | Acquisition Consulting Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, shares						50,000								50,000
Number of stock issued, services, value														$ 174,904
Consultant [Member] | Legal Advice Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, shares					7,000									7,000
Number of stock issued, services, value														$ 43,400
Director [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares granted									3,600
Common Stock, Par or Stated Value Per Share									$ 0.001
Exercisable per share									$ 0.10
Fair value of shares granted									$ 179,640
Independent Director [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercisable per share							$ 0.10	$ 0.10
Number of shares granted options to purchase							2,960	2,244
Two Independent Director [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercisable per share		$ 0.10		$ 0.10
Number of shares granted options to purchase		3,061		1,875
Exercisable, value		$ 12,000		$ 12,000
Third Party Consultant [Member] | Legal Advice Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, shares	45,000										45,000
Number of stock issued, services, value											$ 181,395
Third Party Consultant [Member] | Business Advices And Legal Advice Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, shares			195,000								195,000
Number of stock issued, services, value											$ 804,445

[1]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)
[2]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)